Pension and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Summary of Net Periodic Benefit Cost of Defined Benefit Plans

Net periodic benefit cost of the defined benefit plans was deminimis in the year ended December 31, 2012. The net periodic benefit cost of the defined benefit plans for the year ended December 31, 2013 was as follows:

Defined Benefit Year Ended December 31,
2013(1)
Service cost	$7.0
Interest cost	6.0
Other investments	(1.3)
Expected return on plan assets	(4.8)
Settlement loss	0.2

Net periodic benefit cost	$7.1

(1)	Includes net periodic benefit cost from the WC Plan following the Warner Chilcott Acquisition on October 1, 2013.

Schedule of Benefit Obligation and Asset Data for Defined Benefit Plans

Benefit obligation and asset data for the defined benefit plans, were as follows:

	Year Ended December 31,
(in millions)	2013(2)	2012(1)
Change in Plan Assets
Fair value of plan assets at beginning of year	$67.2	$66.5
Fair value of plan assets assumed in the Warner Chilcott Acquistion	79.1	—
Other acquisition related activity	18.2	—
Reclassification to assets held for sale	(4.9)	—
Other contributions	1.9	—
Actuarial gain	4.5	—
Employer contribution	8.4	—
Return on plan assets	7.1	0.5
Benefits paid	(4.4)	(0.2)
Effects of exchange rate changes	2.2	0.4

Fair value of plan assets at end of year	$179.3	$67.2

Change in Benefit Obligation
Benefit obligation at beginning of year	$90.9	$89.9
Benefit obligation assumed in the Warner Chilcott Acquistion	97.5	—
Reclassification to assets held for sale	(10.4)	—
Other acquisition related activity	40.6	—
Contributions	2.0	—
Service cost	7.0	—
Interest cost	6.0	0.6
Actuarial (gain)	(1.1)	—
Benefit paid	(5.5)	(0.2)
Effects of exchange rate changes	4.2	0.6

Benefit obligation at end of year	$231.2	$90.9

Funded status at end of year	$(51.9)	$(23.7)

(1)	The year ended December 31, 2012 represents the period from October 31, 2012 to December 31, 2012.
(2)	The year ended December 31, 2013 includes benefit obligation and asset data from the WC Plan following the Warner Chilcott Acquisition on October 1, 2013.

Schedule of Funded Status Amount Recognized in Consolidated Balance Sheet

The following table outlines the funded actuarial amounts recognized:

	As of December 31,
(in millions)	2013	2012
Current liabilities	$(0.1)	$(3.5)
Noncurrent liabilities	(51.8)	(20.2)

	$(51.9)	$(23.7)

Schedule of Fair Values of Pension Plan Assets by Asset Category

The fair values of the Company’s pension plan assets at December 31, 2013 by asset category are as follows:

(in millions)	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investment funds
U.S. large cap equities	$—	$—	$—	$—
Non-U.S. developed markets equities	70.3	—	—	70.3
Fixed income obligations	83.6	—	—	83.6
Other investments
Other	—	25.4	—	25.4

Total Assets	$153.9	$25.4	$—	$179.3

The fair values of the Company’s pension plan assets at December 31, 2012 by asset category are as follows:

(in millions)	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investment funds
U.S. large cap equities	$5.4	$—	$—	$5.4
Non-U.S. developed markets equities	28.2	—	—	28.2
Corporate obligations	27.8	—	—	27.8
Other investments
Other	5.8	—	—	5.8

Total Assets	$67.2	$—	$—	$67.2

Schedule of Allocated Target Investment Portfolio of Pension Plans

The target investment portfolio of the Company’s pension plans is allocated as follows:

	Actual Asset Allocations As of December 31,
	2013(1)	2012
Bonds	47%	40%
Equity securities	39%	50%
Other investments	14%	10%

(1)	Includes the asset allocation of the WC Plan following the Warner Chilcott Acquisition on October 1, 2013.

Schedule of Expected Benefit Payments of Pension Plans	Total expected benefit payments for the Company’s pension plans are as follows (in millions):

2014	$7.4
2015	6.8
2016	7.1
2017	8.1
2018	8.5
Thereafter	193.3

Total Liability	$231.2

Schedule of Balances Recognized within Accumulated Other Comprehensive Income (Loss)

Balances recognized within accumulated other comprehensive income (loss) that have not been recognized as components of net periodic benefit costs are as follows (in million):

Defined Benefit
Balance as of December 31, 2012	$—
Net actuarial loss(1)	5.6

Balance as of December 31, 2013	$5.6

(1)	Includes net accrual loss associated with the WC Plan following the Warner Chilcott Acquisition on October 1, 2013.

Schedule of Defined Benefit Plans with Accumulated Benefit Obligation in Excess of Plan Assets

Information for defined benefit plans with an accumulated benefit obligation in excess of plan assets is presented below (in millions):

	Defined Benefit As of December 31,
	2013	2012
Projected benefit obligations	$231.2	$90.9
Accumulated benefit obligations	$214.4	$90.9
Plan assets	$179.3	$67.2

Weighted Average Assumptions Used to Calculate Projected Benefit Obligations and Net Periodic Benefit Cost

The weighted average assumptions used to calculate the projected benefit obligations of the Company’s defined benefit plans are as follows:

	As of December 31,
	2013	2012
Discount rate	3.9%	4.5%
Salary growth rate	3.8%	4.6%

The weighted average assumptions used to calculate the net periodic benefit cost of the Company’s defined benefit plans are as follows:

	As of December 31,
	2013	2012
Discount rate	3.8%	4.5%
Expected rate of return on plan assets	3.3%	5.1%
Salary growth rate	2.5%	4.6%